INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES

Inventories consist of the following:

	December 31,
	2022	2021
Finished goods	$-	$31,991
Less: impairment loss	-	-
Inventory, net	$-	$31,991

During the years ended December 31, 2022 and 2021, the Company wrote off $0 and $4,170, respectively. During the years ended December 31, 2022 and 2021, the Company did not recognize an impairment loss from inventory.